Intangible Assets (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Total		$ 431,727	$ 255,293
Less accumulated amortization	(331,455)	(308,245)	(189,783)
Net, Intangible assets	103,889	123,482	65,510
Customer Lists [Member]
Total		415,302	238,868
Intellectual Property Licenses [Member]
Total		$ 16,425	$ 16,425